Document and Entity Information	Feb. 01, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000035527
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Feb. 01, 2026
Entity Registrant Name	Fifth Third Bancorp
Entity Incorporation State Country Code	OH
Entity File Number	001-33653
Entity Tax Identification Number	31-0854434
Entity Address, Address Line One	Fifth Third Center
Entity Address, Address Line Two	38 Fountain Square Plaza
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45263
City Area Code	(800)
Local Phone Number	972-3030
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, Without Par Value
Trading Symbol	FITB
Security Exchange Name	NASDAQ
Depositary Shares Representing A 11000th Ownership Interest In A Share Of 6.625 Fixed To Floating Rate Not Cumulative Perpetual Preferred Stock Series I 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Representing a 1/1000th Ownership Interest in a Share of 6.625% Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock
Trading Symbol	FITBI
Security Exchange Name	NASDAQ
Depositary Shares Representing A 140th Ownership Interest In A Share Of 6.00 Not Cumulative Perpetual Class B Preferred Stock Series A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Representing a 1/40th Ownership Interest in a Share of 6.00% Non-Cumulative Perpetual Class B Preferred Stock, Series A
Trading Symbol	FITBP
Security Exchange Name	NASDAQ
Depositary Shares Representing A 11000th Ownership Interest In A Share Of 4.95 Not Cumulative Perpetual Preferred Stock Series K [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Representing a 1/1000th Ownership Interest in a Share of 4.95% Non-Cumulative Perpetual Preferred Stock, Series K
Trading Symbol	FITBO
Security Exchange Name	NASDAQ
Depositary Shares Representing A 140th Ownership Interest In A Share Of 6.875 Fixed Rate Reset Not Cumulative Perpetual Preferred Stock Series M 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Representing a 1/40th Ownership Interest in a Share of 6.875% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series M
Trading Symbol	FITBM
Security Exchange Name	NASDAQ